Shareholders’ Equity	12 Months Ended
Jun. 30, 2023
Shareholders’ equity [Abstract]
Shareholders’ equity

Note 13 – Shareholders’ equity

Increase in Authorized Shares and Shares Reverse Split

On November 18, 2020, the Company’s shareholders approved to the authorized share capital of the Company be increased from US$75,000 divided into 75,000,000 ordinary shares of a par value of US$0.001 each to US$200,000 divided into 200,000,000 ordinary shares of a par value of US$0.001 each by the creation of an additional 125,000,000 ordinary shares of a par value of US$0.001 each to rank pari passu in all respects with the existing ordinary shares. On December 1, 2021, the Company’s shareholders approved to the authorized share capital of the Company be increased from US$200,000 divided into 200,000,000 ordinary shares of a par value of US$0.001 each to US$800,000 divided into 800,000,000 ordinary shares of a par value of US$0.001 each by the creation of an additional 600,000,000 ordinary shares of a par value of US$0.001 each to rank pari passu in all respects with the existing ordinary shares.

On March 10, 2022, the Board of Directors of the Company approved the 40-for-1 reverse share split of its ordinary shares in accordance with Cayman law and on April 11, 2022, the Company’s shareholders approved the proposal to implement a reverse share split of the Company’s ordinary shares, par value US$0.001 per share, including the Company’s ordinary shares reserved for issuance (the “Original Ordinary Shares”), at a ratio of forty (40)-for-one and at a time during the following six months to be determined by further action of our Board of Directors (or not at all in the determination of the Board of Directors during the same period), such that each 40 Original Ordinary Shares shall be consolidated into one ordinary share of the Company, par value US$0.04 (the “Adjusted Ordinary Shares”), and that the authorized share capital of the Company is consolidated from US$800,000 divided into 800,000,000 Original Ordinary Shares to US$800,000 divided into 20,000,000 Adjusted Ordinary Shares. The Company’s shareholders also approved the proposal to increase the authorized share capital of the Company at a time during the following six months to be determined by further action of the Company’s Board of Directors (or not at all in the determination of the Board of Directors during the same period) from US$800,000 divided into 20,000,000 Adjusted Ordinary Shares to US$32,000,000 divided into 800,000,000 Adjusted Ordinary Shares by the creation of an additional 780,000,000 Adjusted Ordinary Shares to rank pari passu in all respects with the Adjusted Ordinary Shares existing upon approval of the Reverse Split Proposal. The increase in authorized shares and shares reverse split became effective on September 26, 2022. All share amounts have been retroactively restated to reflect increase in authorized shares and shares reverse split. Upon execution of the 40-for-1 reverse share stock split, the Company recognized additional 25,756 ordinary shares due to round up adjustment.

Share Capital Amendment

On March 24, 2023, the Shareholders of the Company approved the alteration of the authorized issued share capital of the Company from (i) US$32,000,000 divided into 800,000,000 Ordinary Shares with a par value of US$0.04 each; to (ii) 700,000,000 Class A Ordinary Shares with a par value of $0.04 each and 100,000,000 Class B Ordinary Shares with a par value of US$0.04 each, in each case having the rights and subject to the restrictions set out in the Fifth Amended and Restated Memorandum of Association and Articles of Association of the Company and (ii) reconversion of the 1,200,000 Class A Ordinary Shares into Class B Ordinary Shares. All share amounts have been retroactively restated to reflect the alteration of the authorized issued share capital of the Company.

The holders of Class A ordinary Shares and Class B ordinary shares shall have the same rights except for voting and conversion rights. The holders of Class A ordinary shares shall have one vote in respect of each Class A ordinary share held and the holders of Class B ordinary shares shall have ten vote in respect of each Class B ordinary share held. Each Class B ordinary share is convertible into one Class A ordinary share at any time by the holder thereof. Class A ordinary shares are not convertible into Class B ordinary shares under any circumstances.

Sale of Class A Ordinary Shares

In January 2020, the Company sold 50,000 Class A ordinary shares at $40.00 per share for total proceeds of $2.0 million to a third-party. The issuance was completed pursuant to the exemption from registration provided by Regulation S promulgated under the Securities Act of 1933, as amended.

In July 2020, the Company sold 80,625 Class A ordinary shares and warrants to purchase up to 52,407 Class A ordinary shares with an exercise price of $52.00 for total proceeds of approximately $3.8 million, net of offering cost of approximately $0.4 million to certain institutional investors. The purchase price for each share and the corresponding warrant is $60.00. The issuance was completed pursuant to the exemption from registration provided by Regulation S promulgated under the Securities Act of 1933, as amended.

In September 2020, the Company entered into an agreement to sell a Purchaser an aggregate of up to 79,366 Class A ordinary shares for gross proceeds of up to approximately $2 million. The shares shall be issued in four separate installments. The first installment of $500,000 worth of shares, or 19,842 shares to be issued at $25.20 per share, was closed on September 9, 2020. The Company also agreed to issue 794 Class A ordinary shares to the Purchaser as additional consideration for the purchase of the shares on September 9, 2020. The Company received total proceeds of $460,000, net of offering cost of $40,000 for the first installment. The issuance was completed pursuant to the exemption from registration provided by Regulation S promulgated under the Securities Act of 1933, as amended. As of the date of this report, the Company is not certain that the Purchaser will proceed with the remaining three installments.

In September 2020, the Company sold 330,000 Class A ordinary shares and warrants to purchase up to Class A 297,000 ordinary shares with an exercise price of $20.00 for total proceeds of approximately $6.0 million, net of offering cost of approximately $0.6 million to certain institutional investors. The purchase price for each share and the corresponding warrant is $22.00. The issuance was completed pursuant to the exemption from registration provided by Regulation S promulgated under the Securities Act of 1933, as amended.

On February 18, 2021, the Company entered into certain securities purchase agreement (the “SPA”) with certain non-U.S. Persons (the “Purchasers”) as defined in Regulation S of the Securities Act of 1933, as amended pursuant to which the Company agreed to sell an aggregate of 500,000 units. Each unit consists of one restrictive Class A ordinary share of the Company, par value $0.04 per share and a warrant to purchase one share with an initial exercise price of $53.60 per share, at a price of $52.00 per unit, for an aggregate purchase price of $26,000,000 (the “Offering”). The warrants are exercisable immediately upon the date of issuance at an initial exercise price of $1.34 per share, for cash (the “Warrant Shares”). The warrants may also be exercised cashlessly if at any time after the three-month anniversary of the issuance date, there is no effective registration statement registering, or no current prospectus available for, the resale of the Warrant Shares. The Warrants shall expire three years from its date of issuance. The warrants are subject to customary anti-dilution provisions reflecting stock dividends and splits or other similar transactions. The net proceeds of the Offering were used to upgrade the Company’s software application, or Color Star APP, with artificial intelligence, augmented reality, and mixed reality technologies.

On March 25, 2021, the Company entered into a Securities Purchase Agreement (the “First Purchase Agreement”) with Wang MinYe (the “First Purchaser”), pursuant to which the Company agreed to sell to the First Purchaser in a private placement 75,500 Class A ordinary shares (the “Wang Shares”) of the Company, par value $0.04 per share, at a purchase price of $52.00 per share for an aggregate offering price of $3,900,000 (the “First Private Placement”). The First Private Placement will be completed pursuant to the exemption from registration provided by Regulation S promulgated under the Securities Act of 1933, as amended.

On March 25, 2021, the Company entered into a Securities Purchase Agreement (the “Second Purchase Agreement”) with Lin YiHan (the “Second Purchaser”), pursuant to which the Company agreed to sell to the Second Purchaser in a private placement 87,500 Class A ordinary shares (the “Lin Shares”) of the Company, par value $0.04 per share, at a purchase price of $52.00 per share for an aggregate offering price of $4,550,000 (the “Second Private Placement”). The Second Private Placement will be completed pursuant to the exemption from registration provided by Regulation S promulgated under the Securities Act of 1933, as amended.

On March 27, 2021, the Company entered into a Securities Purchase Agreement (the “Third Purchase Agreement”) with Zubair Ahsan (the “Third Purchaser”), pursuant to which the Company agreed to sell to the First Purchaser in a private placement 75,000 Class A ordinary shares of the Company, par value $0.04 per share, at a purchase price of $52.00 per share for an aggregate offering price of $3,900,000 (the “Third Private Placement”). The Third Private Placement will be completed pursuant to the exemption from registration provided by Regulation S promulgated under the Securities Act of 1933, as amended.

On March 27, 2021, the Company entered into a Securities Purchase Agreement (the “Fourth Purchase Agreement”) with Ullah Sabar (the “Fourth Purchaser”), pursuant to which the Company agreed to sell to the Second Purchaser in a private placement 87,500 Class A ordinary shares of the Company, par value $0.04 per share, at a purchase price of $52.00 per share for an aggregate offering price of $4,550,000 (the “Fourth Private Placement”). The Fourth Private Placement will be completed pursuant to the exemption from registration provided by Regulation S promulgated under the Securities Act of 1933, as amended.

On March 27, 2021, the Company entered into a Securities Purchase Agreement (the “Fifth Purchase Agreement”) with Li Yan (the “Fifth Purchaser”), pursuant to which the Company agreed to sell to the Fifth Purchaser in a private placement 87,500 Class A ordinary shares of the Company, par value $0.04 per share, at a purchase price of $52.00 per share for an aggregate offering price of $4,550,000 (the “Fifth Private Placement”). The Fifth Private Placement will be completed pursuant to the exemption from registration provided by Regulation S promulgated under the Securities Act of 1933, as amended.

On March 27, 2021, the Company entered into a Securities Purchase Agreement (the “Sixth Purchase Agreement”) with Ahmed Muhammad Abrar (the “Sixth Purchaser”), pursuant to which the Company agreed to sell to the Sixth Purchaser in a private placement 87,500 Class A ordinary shares of the Company, par value $0.04 per share, at a purchase price of $52.00 per share for an aggregate offering price of $4,550,000 (the “Sixth Private Placement”). The Sixth Private Placement will be completed pursuant to the exemption from registration provided by Regulation S promulgated under the Securities Act of 1933, as amended.

On September 24, 2021, the Company and certain institutional investors entered into a securities purchase agreement (“SPA 1”), pursuant to which the Company agreed to sell such institutional investors units with each unit consisting of one Class A ordinary share and one warrant to purchase 0.7 Class A ordinary share, at a purchase price of $27.20 per unit, for net proceeds of approximately $19.2 million (the “Offering”). An aggregate of 790,624 Class A ordinary shares and warrants to purchase an aggregate of 553,437 Class A ordinary shares (the “Investor Warrants”) were agreed to be issued to the investors under the SPA 1. The Offering closed on September 28, 2021.

On January 21, 2022, the Company and Hou Sing International Business Limited (“Hou Sing”) entered into a securities purchase agreement, pursuant to which the Company agreed to issue and sell to Hou Sing an aggregate of 400,000 Class A ordinary shares at a purchase price of $40.00 per share, for proceeds of $16.0 million.

On February 21, 2022, the Company and certain institutional investors entered into a securities purchase agreement (“SPA 2”), pursuant to which the Company agreed to sell such institutional investors units with each unit consisting of one Class A ordinary share and one warrant to purchase one Class A ordinary share, at a purchase price of $16.00 per unit, for net proceeds of approximately $8.7 million (the “Offering”). An aggregate of 625,000 Class A ordinary shares and warrants to purchase an aggregate of 625,000 Class A ordinary shares (the “Investor Warrants”) were agreed to be issued to the investors under the SPA 2. The Offering closed on February 24, 2022.

On September 14, 2022, the Company entered into a securities purchase agreement (the “SPA 3”) with certain institutional investors for a registered direct offering of Class A ordinary shares and warrants. Each unit consists of one Class A ordinary share and one warrant to purchase one Class A ordinary share. The purchase price per unit is $3.20. The gross proceeds from the sale of the securities, before deducting placement agent fees and other estimated offering expenses payable by the Company, was approximately $5.6 million. The Company issued to the investors an aggregate of 1,750,000 Class A ordinary shares and warrants to purchase an aggregate of 1,750,000 Class A ordinary shares. The Investor Warrants are initially exercisable at $3.20 per Class A Ordinary Share and expire 5.0 years from the date of issuance. Pursuant to a placement agent agreement entered into between the Company and FT Global Capital, Inc. (“FT Global”) dated September 24, 2021 (the “September 2021 PAA”), the Company issued to FT Global warrants (the “Tail Fee Warrants”) to purchase 43,125 Class A Ordinary Shares on substantially the same terms as the Investor Warrants sold in SPA 3, except that the Tail Fee Warrants shall not be exercisable for a period of six months and shall expire 36 months after issuance, and shall have no anti-dilution protection other than adjustments based on stock splits, stock dividends, combinations of shares and similar recapitalization transactions. The net proceeds from this offering will be used for general corporate and working capital purposes. The Offering closed on September 19, 2022.

On December 20, 2022, the Company entered into certain securities purchase agreement (the “SPA 4”) with a certain “accredited investor” (the “Purchaser”) as such term is defined in Rule 501(a) of Regulation D of the Securities Act of 1933, as amended, pursuant to which the Company agreed to sell 1,200,000 Class A ordinary shares, (the “Shares”) par value $0.04 per share (the “Class A Ordinary Shares”), at a per share purchase price of $1.25 (the “Offering”). The gross proceeds to the Company from this offering was $1.5 million. The issuance and sale of the Shares is exempted from the registration requirements of the Securities Act pursuant to Regulation D promulgated thereunder and will be issued as restricted securities. The Offering closed on January 22, 2023.

Restricted Stock Grants

Restricted stock grants are measured based on the market price on the grant date. The Company has granted restricted Class A ordinary shares to the members of the board of directors (the “Board”), senior management and consultants.

In May 2020, the Board granted 4,500 restricted Class A ordinary shares, which were issued with a fair value of $84,600 to the Company’s former CEO/Vice President of Technology. The Board approved that these shares were all vested in October 2020 when the Company’s former CEO/Vice President of Technology left the Company.

In July 2020, the Board granted an aggregate of 7,500 restricted Class A ordinary shares, which were issued with a fair value of $522,000 to the current Co-Acting CEO (“Co-Acting CEO”) of the Company. These shares will vest quarterly over the required service period of one year starting from July 17, 2020 to July 16, 2021.

In June 2021, the Board granted an aggregate of 10,000 restricted Class A ordinary shares, which were issued with a fair value of $11,200 to Mr. Basil Wilson, the former CEO, and to Mr. Biao Lu, the current Co-Acting CEO, of the Company. These shares will vest quarterly over the required service period of one year starting from June 16, 2021 to June 15, 2022. On December 13, 2021, Basil Wilson resigned from his positions as the CEO and chairman of the board of directors. As a result, he had forfeited 3,750 unvested restricted Class A ordinary shares with an initial fair value of $168,000.

In December 2021, the Board granted an aggregate of 2,500 restricted Class A ordinary shares, which were issued with a fair value of $45,900 to Sir Lucas Capetian, the former CEO. These shares will vest quarterly over the required service period of one year starting from December 13, 2021 to December 12, 2022. In March 2022, all of these shares were deemed fully vested upon the approval by the Compensation Committee of the Board of Directors of the Company.

In April 2022, the Company granted an aggregate of 3,000 restricted Class A ordinary shares, which were issued with a fair value of $27,360 to Ms. Lili Jiang, the Company’s CFO, pursuant to her employment contract. These shares will vest quarterly over the required service period of one year starting from April 1, 2022 to March 31, 2023.

In June 2022, the Company granted an aggregate of 2,500 restricted Class A ordinary shares, which were issued with a fair value of $13,000 to Mr. Biao Lu, the Company’s CAO, pursuant to his employment contract. These shares will vest quarterly over the required service period of one year starting from June 16, 2022 to June 15, 2023.

In August 2022, the Board granted an aggregate of 7,500 restricted Class A ordinary shares, which were issued with a fair value of $36,000 to Ms. Wei Zhang, the Company’s charwoman and Mr. Farhan Qadir, the Company’s former CEO, pursuant to their employment contract. These shares will vest quarterly over the required service period of one year starting from August 9, 2022 to August 8, 2023. The Board approved that these shares were all vested in February 2023 when the Company’s former CEO resigned from the Company.

In February 2023, the Company granted an aggregate of 50,000 restricted Class A ordinary shares, which were issued with a fair value of $81,800 to Mr. Louis Luo, the Company’s CEO, pursuant to his employment contract. These shares will vest quarterly over the required service period of one year starting from February 14, 2023 to February 13, 2024.

In April 2023, the Company granted an aggregate of 3,000 restricted Class A ordinary shares, which were issued with a fair value of $5,490 to Ms. Lili Jiang, the Company’s CFO, pursuant to her employment contract. These shares will vest quarterly over the required service period of one year starting from April 1, 2023 to March 31, 2024.

For the years ended June 30, 2023, 2022 and 2021, the Company recognized approximately $0.1 million, $0.6 million and $1.1 million compensation expense related to restricted stock grants, respectively.

Following is a summary of the restricted stock grants:

Restricted stock grants	Shares	Weighted Average Grant Date Fair Value Per Share	Aggregate Intrinsic Value
Unvested as of June 30, 2020	13,875	$82.40	$-
Forfeited	(3,000)	$2.57	-
Granted	17,500	$55.60	-
Vested	(16,229)	$74.80	-
Unvested as of June 30, 2021	12,146	$56.00	-
Forfeited	(3,750)	$44.80	-
Granted	8,000	$10.80	-
Vested	(11,750)	$48.40	-
Unvested as of June 30, 2022	4,646	$7.20	-
Forfeited	(2,396)	$5.20	-
Granted	60,500	$2.04	-
Vested	(28,833)	$3.00	-
Unvested as of June 30, 2023	33,917	$1.69	-

Class A Ordinary Shares Issued for Compensation

In December 2020, the Board granted an aggregate of 39,750 Class A ordinary shares, which were issued with a fair value of $1,128,900, determined using the closing price of $28.40 on December 24, 2020, to thirteen employees under the 2019 Plan. These shares vested immediately upon grant.

In January 2021, the Board granted an aggregate of 54,000 Class A ordinary shares, which were issued with a fair value of $1,836,000, determined using the closing price of $34.00 on January 28, 2021, to thirteen employees under the 2019 Plan. These shares vested immediately upon grant.

In March 2021, the Board granted an aggregate of 34,500 Class A ordinary shares, which were issued with a fair value of $1,131,600, determined using the closing price of $32.80 on March 16, 2021, to nine employees under the 2019 Plan. These shares vested immediately upon grant.

In August 2021, the Board granted an aggregate of 93,875 Class A ordinary shares, which were issued with a fair value of $3,030,285, determined using the closing price of $32.28 on August 9, 2021, to twenty-one employees under the 2021 Plan. These shares vested immediately upon grant.

In March 2022, the Board granted an aggregate of 106,250 Class A ordinary shares, which were issued with a fair value of $1,134,750, determined using the closing price of $10.68 on March 18, 2022, to twenty employees under the 2021 Plan. These shares vested immediately upon grant.

In November 2022, the Board granted an aggregate of 300,000 Class A ordinary shares, which were issued with a fair value of $240,000, determined using the closing price of $0.80 on November 29, 2022, to seven employees under the 2021 Plan. These shares vested immediately upon grant.

In May 2023, the Board granted an aggregate of 197,500 Class A ordinary shares, which were issued with a fair value of $308,100, determined using the closing price of $1.56 on May 1, 2023, to a former management under the 2023 Plan. These shares vested immediately upon grant.

In May 2023, the Board granted an aggregate of 1,742,000 Class A ordinary shares, which were issued with a fair value of $2,282,020, determined using the closing price of $1.31 on May 31, 2023, to nine managements and employees under the 2023 Plan. These shares vested immediately upon grant.

For the years ended June 30, 2023, 2022 and 2021, the Company recorded approximately $2.8 million, $4.2 million and $4.1 million stock compensation expense related to Class A ordinary shares grants, respectively.

Class A Ordinary Shares Issued for Services

In October 2020, the Board granted an aggregate of 17,500 Class A ordinary shares with a fair value of $441,000, determined using the closing price of $25.20 on October 15, 2020, to two service providers. The value of these shares is being amortized over the service from October 15, 2020 to February 10, 2021.

In December 2022, the Board granted an aggregate of 1,500,000 Class A ordinary shares with a fair value of $1,065,000, determined using the closing price of $0.71 on December 19, 2022, to four service providers. The value of these shares is being amortized over the service from December 19, 2022 to December 18, 2023.

In March 2023, the Board granted an aggregate of 1,800,000 Class A ordinary shares with a fair value of $3,312,000, determined using the closing price of $1.84 on March 27, 2023, to four service providers. The value of these shares has certain vesting conditions to be performed by the service providers. As of June 30, 2023, the vesting conditions have not been met.

For the years ended June 30, 2023, 2022 and 2021, the Company amortized approximately $6 million, $0 and $0.5 million stock compensation expense related to services, respectively.

Class A Ordinary Shares Issued for Acquisitions

In August 2020, the Company issued 151,508 Class A ordinary shares to a third party to purchase certain machinery and equipment for stage performance and the Class A ordinary shares were valued using the closing price of the Company’s Class A ordinary shares on August 20, 2020 at $25.20 per share.

In February 2021, the Company issued 45,371 Class A ordinary shares to a third party to purchase certain copyrights to be used in the Company’s Color World platform and the Class A ordinary shares were valued using the closing price of the Company’s Class A ordinary shares on January 29, 2021, last trading day prior to the acquisition at $34.00 per share.

In March 2023, the Company issued 2,400,000 Class A ordinary shares to a third party to purchase certain copyrights to be used in the Company’s Color World platform and the Class A ordinary shares were valued using the fair value of the copyrights obtained.

Conversion of Warrants into Class A Ordinary Shares

During the year ended June 30, 2021, the Company’s warrants holders converted a total of 341,432 warrants into a total of 341,432 Class A ordinary shares at a weighted exercise price of $15.2 per share for gross proceeds of approximately $5.2 million.

During the year ended June 30, 2022, the Company’s warrants holders converted a total of 3,775 warrants into a total of 3,775 Class A ordinary shares at a weighted exercise price of $8.34 per share for gross proceeds of approximately $31,000.

During the year ended June 30, 2023, the Company’s warrants holders converted a total of 421,312 warrants into a total of 421,312 Class A ordinary shares at a weighted exercise price of $1.21 per share for gross proceeds of approximately $510,000.

Warrants

In a connection with the direct offering in March 2020 with the sales of 68,182 Class A ordinary shares, the Company also sold warrants (“Direct Offering Warrants”) to purchase an aggregate of up to an aggregate of 68,182 Class A ordinary shares to certain institutional investors on April 2, 2020. The warrants are exercisable immediately, at an exercise price of $22.00 per Class A Ordinary Share and expire 5.5 years from the date of issuance. The fair value of this Direct Offering Warrants was $916,334, which was considered a direct cost of the direct offering and included in additional paid-in capital. The fair value has been estimated using the Black-Scholes pricing model with the following assumptions: market value of underlying share of $16.40, risk free rate of 0.43%; expected term of 5.5 years; exercise price of the warrants of $22.00, volatility of 120%; and expected future dividends of 0%. In June 2020, the exercise price of the warrants was amended and changed to $1.60 per Class A Ordinary Share as a result of the May 13, 2020 direct offering.

In a connection with the private placement in May 2020 for the sale of 65,000 Class A ordinary shares, the Company also sold warrants (“Direct Offering Warrants”) to purchase an aggregate of up to an aggregate of 65,000 Class A ordinary shares to certain institutional investors on May 11, 2020. The warrants are exercisable immediately, at an exercise price of $22.00 per Class A Ordinary Share and expire 5.5 years from the date of issuance. The fair value of this Direct Offering Warrants was $860,826, which was considered a direct cost of the direct offering and included in additional paid-in capital. The fair value has been estimated using the Black-Scholes pricing model with the following assumptions: market value of underlying share of $16.0, risk free rate of 0.36%; expected term of 5.5 years; exercise price of the warrants of $22.00, volatility of 123%; and expected future dividends of 0%. In August 2020, the exercise price of the warrants was amended and changed to $7.40 per Class A Ordinary Share as a result of the July 20, 2020 direct offering.

In a connection with the private placement in July 2020 for the sale of 80,625 Class A ordinary shares, the Company also sold warrants (“Direct Offering Warrants”) to purchase an aggregate of up to an aggregate of 52,406 Class A ordinary shares to certain institutional investors on July 20, 2020. The warrants are exercisable immediately, at an exercise price of $60.00 per Class A Ordinary Share and expire 5.5 years from the date of issuance. The fair value of this Direct Offering Warrants was $2,901,119, which was considered a direct cost of the direct offering and included in additional paid-in capital. The fair value has been estimated using the Black-Scholes pricing model with the following assumptions: market value of underlying share of $63.60, risk free rate of 0.34%; expected term of 5.5 years; exercise price of the warrants of $60.00, volatility of 128%; and expected future dividends of 0%.

In a connection with the private placement in September 2020 for the sale of 330,000 Class A ordinary shares, the Company also sold warrants (“Direct Offering Warrants”) to purchase an aggregate of up to an aggregate of 297,000 Class A ordinary shares to certain institutional investors on September 15, 2020. The warrants are exercisable immediately, at an exercise price of $22.00 per Class A Ordinary Share and expire 5.5 years from the date of issuance. The fair value of this Direct Offering Warrants was $8,403,557, which was considered a direct cost of the direct offering and included in additional paid-in capital. The fair value has been estimated using the Black-Scholes pricing model with the following assumptions: market value of underlying share of $31.60, risk free rate of 0.32%; expected term of 5.5 years; exercise price of the warrants of $22.00, volatility of 130%; and expected future dividends of 0%.

On February 18, 2021, the Company entered into certain securities purchase agreement (the “SPA”) with certain non-U.S. Persons (the “Purchasers”) as defined in Regulation S of the Securities Act of 1933, as amended pursuant to which the Company agreed to sell an aggregate of 500,000 units. Each unit consists of one restrictive Class A ordinary share of the Company and a warrant (“SPA Warrants”) to purchase one share with an initial exercise price of $53.60 per share. The SPA Warrants are exercisable immediately upon the date of issuance at an initial exercise price of $53.60 per Share, for cash (the “Warrant Shares”). The SPA Warrants may also be exercised cashlessly if at any time after the three-month anniversary of the issuance date, there is no effective registration statement registering, or no current prospectus available for, the resale of the Warrant Shares. The SPA Warrants shall expire three years from its date of issuance. The SPA Warrants are subject to customary anti-dilution provisions reflecting stock dividends and splits or other similar transactions. The SPA Warrants are exercisable immediately, at an exercise price of $53.60 per Class A Ordinary Share and expire 3.0 years from the date of issuance. The fair value of the SPA Warrants was $15,898,047, which was considered a direct cost of the sale of SPA and included in additional paid-in capital. The fair value has been estimated using the Black-Scholes pricing model with the following assumptions: market value of underlying share of $42.40, risk free rate of 0.21%; expected term of 3.0 years; exercise price of the warrants of $53.60, volatility of 141%; and expected future dividends of 0%.

On September 24, 2021, the Company and certain institutional investors entered into a SPA 1, pursuant to which the Company agreed to sell such institutional investors units with each unit consisting of one Class A ordinary share and one warrant to purchase 0.7 Class A ordinary share, at a purchase price of $27.20 per unit, for net proceeds of approximately $19.2 million (the “Offering”). An aggregate of 790,624 Class A ordinary shares and warrants to purchase an aggregate of 553,437 Class A ordinary shares (the “Investor Warrants”) were agreed to be issued to the investors under the SPA 1. The Company issued a warrant to purchase 23,719 Class A ordinary shares to the placement agent (the “Placement Agent Warrants”). The Investor Warrants and Placement Agent Warrants are initially exercisable at $40.00 per Class A Ordinary Share and expire 3.0 years from the date of issuance. The fair value of the Investor Warrants and Placement Agent Warrants were $9,123,701, which was considered a direct cost of the sale of SPA and included in additional paid-in capital. The fair value has been estimated using the Black-Scholes pricing model with the following assumptions: market value of underlying share of $22.40, risk free rate of 0.55%; expected term of 3.0 years; exercise price of the warrants of $40.00, volatility of 140%; and expected future dividends of 0%.

On February 21, 2022, the Company and certain institutional investors entered into a SPA 2, pursuant to which the Company agreed to sell such institutional investors units with each unit consisting of one Class A ordinary share and one warrant to purchase one Class A ordinary share, at a purchase price of $16.00 per unit, for net proceeds of approximately $8.7 million (the “Offering”) before deducting placement agent fees and other estimated offering expenses. An aggregate of 625,000 Class A ordinary shares and warrants to purchase an aggregate of 625,000 Class A ordinary shares (the “Investor Warrants”) were agreed to be issued to the investors under the SPA 2. The Investor Warrants are initially exercisable at $16.00 per Class A Ordinary Share and expire 5.0 years from the date of issuance. Pursuant to a placement agent agreement entered into between the Company and FT Global Capital, Inc. (“FT Global”) dated September 24, 2021 (the “September 2021 PAA”), the Company issued to FT Global warrants (the “Tail Fee Warrants”) to purchase 13,632 Class A Ordinary Shares on substantially the same terms as the Investor Warrants sold in SPA 2, except that the Tail Fee Warrants shall not be exercisable for a period of six months and shall expire 36 months after issuance, and shall have no anti-dilution protection other than adjustments based on stock splits, stock dividends, combinations of shares and similar recapitalization transactions. The fair value of the Investor Warrants were $5,008,524, which was considered a direct cost of the sale of SPA and included in additional paid-in capital. The fair value has been estimated using the Black-Scholes pricing model with the following assumptions: market value of underlying share of $9.20, risk free rate of 1.84%; expected term of 5.0 years; exercise price of the warrants of $16.00, volatility of 146%; and expected future dividends of 0%. The fair value of the Tail Fee Warrants were $92,251, which was considered a direct cost of the sale of SPA and included in additional paid-in capital. The fair value has been estimated using the Black-Scholes pricing model with the following assumptions: market value of underlying share of $9.20, risk free rate of 1.73%; expected term of 3.0 years; exercise price of the warrants of $16.00, volatility of 145%; and expected future dividends of 0%.

The summary of warrant activity is as follows:

	Warrants Outstanding	Weighted Average Exercise Price	Average Remaining Contractual Life
June 30, 2020	133,182	$11.60	5.31
Granted	849,407	$42.80	3.48
Forfeited	-	$-	-
Exercised	(341,432)	$15.20	-
June 30, 2021	641,157	$49.60	3.08
Granted	1,215,788	$52.00	4.02
Forfeited	-	$-	-
Exercised	(3,775)	$22.00	-
June 30, 2022	1,853,170	$35.20	3.00
Granted	1,793,125	$3.20	4.95
Forfeited	-	$-	-
Exercised	(421,312)	$1.21
June 30, 2023	3,224,983	$16.75	3.30